COLONIAL CONNECTICUT TAX-EXEMPT FUND                   SEMIANNUAL REPORT

JULY 31, 1999

[GRAPHIC OF BUILDING]

COLONIAL CONNECTICUT TAX-EXEMPT FUND



TABLE OF CONTENTS

1       HIGHLIGHTS

2       PORTFOLIO MANAGER'S REPORT

4       PERFORMANCE INFORMATION

5       PORTFOLIO OF INVESTMENTS

10      FINANCIAL STATEMENTS

12      NOTES TO FINANCIAL STATEMENTS

15      FINANCIAL HIGHLIGHTS



[PICTURE OF STEPHEN GIBSON]


PRESIDENT'S MESSAGE

Dear Shareholder:

During the six months ended July 31, 1999, the bond market experienced significant volatility. Over the period, the yield on 30-year Treasury bonds increased almost a full percentage point in response to investors' fears that strong economic growth in the U.S. in concert with stabilizing economies overseas would result in higher inflation. Interest rates rose on all types of fixed-income investments, which resulted in falling bond prices. Fortunately, tax-exempt bonds lost less value than Treasurys as prices fell.

Despite these challenging conditions, the Fund outperformed its peer group average for the past six months.(1) Although past performance cannot predict future results, it is important to maintain a long-term perspective when making investment decisions.

The following report will provide you with more specific information about your Fund's performance and the strategies employed during the period. As always, we thank you for choosing Colonial Connecticut Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E.Gibson

Stephen E. Gibson
President
September 14, 1999



          NOT FDIC                      MAY LOSE VALUE
           INSURED                     NO BANK GUARANTEE


(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Connecticut Municipal Debt Funds category was negative 2.10% for the six months ended July 31, 1999. The Fund's Class A shares were ranked in the second quartile for the six-month period (10 out of 28), in the first quartile for the one year (1 out of 28), in the first quartile for the three years (3 out of 22) and in the first quartile for the five years (2 out of 16). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS

-    INTEREST RATE VOLATILITY CHALLENGED BOND MARKET INVESTORS.

     Long-term interest rates rose more than three-quarters of a percentage point to 6.1% between February and the end of July in response to fears that strong economic growth in the U.S. and signs of increased growth worldwide could cause higher inflation.

-    FEDERAL RESERVE BOARD PREEMPTIVELY RAISED SHORT-TERM RATES.

     Midway through the period, the Federal Reserve Board switched from a neutral stance to one biased towards raising interest rates, causing bond prices to fall further. As expected, the Board acted in June, increasing short-term interest rates by one-quarter point in a preemptive strike against inflation.

-    TAX-EXEMPT BONDS OUTPERFORMED TREASURYS AS INTEREST RATES ROSE.

     Within the municipal bond market, prices fell in sympathy with the Treasury market during the period. However, higher yields generated increased demand for tax-exempt bonds. With supply low, municipal bonds outperformed Treasurys, losing less of their market value as interest rates rose.



                     TREASURY VS. MUNICIPAL BOND PERFORMANCE
                CHANGE IN VALUE OF $10,000 FROM 1/31/99 - 7/31/99


                                  [LINE CHART]

                    30-Year Treasury Bond           Municipal Bond
                    ---------------------           --------------
1/31/99                     10,000                     10,000
2/28/99                      9,290                      9,956
3/31/99                      9,250                      9,970
4/30/99                      9,217                      9,995
5/31/99                      9,075                      9,937
6/30/99                      8,899                      9,794
7/31/99                      8,805                      9,829

NET ASSET VALUE PER SHARE ON 7/31/99

Class A                 $7.62

Class B                 $7.62

Class C                 $7.62

DISTRIBUTIONS DECLARED PER SHARE FROM 2/1/99 TO 7/31/99

Class A                 $0.181

Class B                 $0.152

Class C                 $0.164


A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

30-DAY SEC YIELDS ON 7/31/99
Class A                 3.99%

Class B                 3.43%

Class C                 3.73%

30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not borne certain expenses, the SEC yield would have been 3.85% for Class A shares, 3.28% for Class B shares and 3.30% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 7/31/99
Class A                 6.92%

Class B                 5.95%

Class C                 6.47%


Taxable-equivalent SEC yields are based on the combined maximum effective 42.3% federal and Connecticut state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

SEMIANNUAL REPORT: Colonial Connecticut Tax-Exempt Fund


Quality Breakdown as of
7/31/99


AAA                        56.1%

AA                         29.9%

A                           8.3%

BBB                         1.4%

BB                          1.5%

Non-rated                   1.8%

Short-term obligations      1.0%

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown in the future.

BOUGHT

CONNECTICUT STATE CLEAN WATER FUND REVENUE

We purchased Connecticut State Clean Water Fund Revenue (4.82% of net assets), an intermediate maturity bond with premium coupon, at an attractive price. The bond represents good total return potential, as the state is making strides to protect its water supply and public health.


PORTFOLIO MANAGER'S REPORT

MARKET VOLATILITY PROMPTED DEFENSIVE STRATEGIES

As the period began, the Fund was structured to take advantage of declining interest rates. However, during the past six months a series of government reports detailing the economy's strength caused investors to become increasingly nervous about inflation and potentially higher interest rates -- both negatives for bond prices. To offset rising interest rates, we took some steps to cushion the Fund's share price. As the economy grew strongly throughout the first part of the period, we reduced the Fund's sensitivity to the negative impact of rising interest rates.

TOTAL RETURN CUSHIONED BY SHORT-TERM DEFENSIVE MEASURES

During the six-month period, the Fund's Class A shares generated a total return of negative 1.89%, without a sales charge. The Fund's returns were modestly better than the Lipper peer group average of negative 2.10%. We attribute this performance to the overall structure of the portfolio.

CONNECTICUT'S ECONOMIC RECOVERY STABILIZING

Connecticut's economic growth rate, although positive, has shown signs of slowing down. The state remains the wealthiest in the nation as measured by per capita income, driven in part by Fairfield County's proximity to Wall Street, its ability to attract Fortune 500 headquarters and its expanding financial and investment services sector. Also supporting the state's economy are the casinos in southeastern Connecticut. Since opening, Foxwoods and Mohegan Sun have revitalized that region of the state. Recent heightened levels of economic activity have benefited the state's fiscal health as illustrated by the reduction in its accumulated deficit from $1.2 billion in 1991 to $195 million today. However, Connecticut continues to suffer a lack of diversity in its economic base, a secular decline in its manufacturing sectors, a cost of business that is about 14% higher than the national average, high debt levels and a problem with stagnant population trends that combine to create significant future challenges.

FAVORABLE LONG-TERM MARKET OUTLOOK

We have a favorable long-term market outlook. Although we expect continued interest rate volatility and some increase in rates over the next few months, we believe that the Federal Reserve Board's proactive approach should have a positive long-term effect on the bond market by reducing economic growth to a sustainable level and monitoring inflation. These conditions should create a more favorable long-term environment for fixed-income securities, including municipal bonds, and we expect to actively manage the portfolio's interest rate sensitivity as market conditions warrant.

While we expect Connecticut's economy to continue to grow at a moderate pace, the state would be vulnerable to an economic slowdown in the U.S. should it occur. However, we believe Connecticut's economy remains poised for growth in the employment, housing and retail sales sectors, as well as personal income and gross product.



/s/ Gary Swayze


GARY SWAYZE is portfolio manager of Colonial Connecticut Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc. (CMA).



CHANGE IN TOP FIVE SECTOR
BREAKDOWNS 7/31/99 vs. 1/31/99

          LOCAL GENERAL OBLIGATIONS               21.2%
                                                  21.5%
          HOSPITALS                               14.0%
                                                  13.2%
               STATE GENERAL OBLIGATIONS          11.1%
                                                  12.1%
               SINGLE-FAMILY                       8.1%
                                                   8.1%
               SPECIAL NON-PROPERTY TAX            7.6%
                                                   7.5%

          -- 7/31/99
          -- 1/31/99

Sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this breakdown in the future.

HELD

Connecticut Special Tax-Obligation Infrastructure We held our position in Connecticut Special Tax-Obligation (STO) bonds (3.64% of net assets), as the state continues to allocate money to fund various transportation projects, including capital resurfacing and related construction. The bond represents attractive total return potential and remains consistent with our long-term outlook for lower interest rates.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/99

Share Class                            A                               B                             C

Inception                           11/1/91                         6/8/92                         8/1/97
                           Without         With Sales       Without        With Sales       Without       With Sales
                         Sales Charge        Charge       Sales Charge       Charge       Sales Charge      Charge
                         ------------        ------       ------------       ------       ------------      ------
6 months
(cumulative return)          (1.89)%         (6.55)%         (2.25)%         (7.05)%         (2.11)%         (3.07)%
1 year                       2.86            (2.02)          2.10            (2.81)          2.40            1.42

5 years                      6.14            5.11            5.35            5.02            5.95            5.95
Life of Fund                 6.53            5.86            5.80            5.80            6.40            6.40



AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99

Share Class                       A                                B                                  C

                      Without        With Sales        Without        With Sales          Without         With Sales
                    Sales Charge       Charge        Sales Charge        Charge         Sales Charge        Charge
                    ------------       ------        ------------        ------         ------------        ------
1 year                  2.60%          (2.28)%           1.81%           (3.08)%            2.12%            1.14%
5 years                 6.51            5.48             5.71             5.39              6.32             6.32
Life of Fund            6.55            5.87             5.82             5.82              6.42             6.42

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum sales charge of 4.75% for Class A shares and the maximum applicable contingent deferred sales charge of 5% for both six months and one year, 2% for five years for Class B shares and 1% for both six months and one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

INVESTMENT PORTFOLIO
July 31, 1999 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 97.8%                               PAR             VALUE
---------------------------------------------------------------------------
EDUCATION - 7.0%
EDUCATION - 6.3%
 State Health & Educational
   Facilities Authority:
     5.250% 11/01/17                               $ 2,500          $ 2,494
   Connecticut College, Series C1,
     5.500% 07/01/27                                 1,000            1,001
   Hopkins School, Series 1998-A,
     4.750% 07/01/23                                 1,385            1,234
   Quinnipiac College, Series 1998-E,
     4.700% 07/01/15                                 1,250            1,160
   St. Joseph College, Series 1999-A:
     5.250% 07/01/13                                   450              444
     5.250% 07/01/14                                   475              466
   Trinity College, Series 1998-F,
     5.500% 07/01/21                                 1,000            1,019
   Yale University, Series 1992,
   IFRN (variable rate),
     7.721% 06/10/30                                 2,500            2,703
                                                                    -------
                                                                     10,521
                                                                    -------

STUDENT LOAN - 0.7%
 State Higher Education
   Supplemental Loan Authority:
   Series 1991-A,
     7.200% 11/15/10                                   685              721
   Series 1992-A,
     6.375% 11/15/99                                   375              377
                                                                    -------
                                                                      1,098
                                                                    -------

HEALTHCARE - 18.4%
HOSPITALS - 13.8%
State Health & Educational
   Facilities Authority:
   Bridgeport Hospital, Series A,
     6.500% 07/01/12                                 1,000            1,065
   Danbury Hospital, Series E,
     6.500% 07/01/14                                 1,400            1,478
   Hospital For Specialty Care, Series B,
     5.375% 07/01/17                                 2,500            2,348
   Norwalk Hospital, Series D,
     6.250% 07/01/12                                 1,750            1,881
   St. Francis Hospital & Medical Center,
   Series B,
     6.125% 07/01/10                                 1,000            1,063
   St. Mary's Hospital, Series E,
     5.500% 07/01/13                                 1,440            1,437
   St. Raphael Hospital:
   Series E,
     6.750% 07/01/13                               $ 1,400          $ 1,482
   Series 1992-F,
     6.200% 07/01/14                                   750              796
   Series 1992-G,
     6.200% 07/01/14                                   225              239
   Series 1993-H,
     5.250% 07/01/09 (a)                             3,410            3,516
   Stamford Hospital, Series 1999-G,
     5.250% 07/01/14                                 1,500            1,504
   Waterbury Hospital,
     7.000% 07/01/20 (a)                             4,450            4,649
   Yale-New Haven Hospital:
   Series G,
     6.500% 07/01/12                                   500              533
    Series 1996-H,
     5.500% 07/01/13                                 1,000            1,025
                                                                    -------
                                                                     23,016
                                                                    -------

NURSING HOMES - 4.6%
 State Development Authority:
   Clintonville Manor Realty, Inc.,
   Series 1992,
     6.750% 06/20/21                                 1,490            1,554
   Duncaster, Inc.:
   Series 1992,
     6.700% 09/01/07                                   500              535
     6.750% 09/01/15                                 2,500            2,722
 State Health & Educational,
   Facilities Authority:
   Pope John Paul II Center For Health,
     6.250% 11/01/13                                 2,000            2,164
   Noble Horizons Project, Series 1993,
     5.875% 11/01/12                                   640              663
                                                                    -------
                                                                      7,638
                                                                    -------

HOUSING - 10.1%
MULTI-FAMILY - 2.1%
 New Britain Housing Authority,
   Nathan Hale Apartments:
   Series 1992-A,
     6.500% 07/01/02                                    75               78
   Series 1992-B,
     6.875% 07/01/24                                 2,590            2,716
Waterbury Nonprofit Housing Corp,
     Fairmont Heights, Series 1993-A,
     6.500% 01/01/26                                   600              622
                                                                    -------
                                                                      3,416
                                                                    -------

INVESTMENT PORTFOLIO CONTINUED
July 31, 1999 (Unaudited)
(In thousands)

MUNICIPAL BONDS - (continued)                         PAR             VALUE
---------------------------------------------------------------------------
HOUSING - (CONTINUED)
SINGLE-FAMILY - 8.0%
 State Housing Finance Authority:
   Series 1990-B4,
     7.300% 11/15/03                               $      5         $      5
   Series 1991-C1,
     6.450% 11/15/11                                  1,325            1,398
   Series 1991-C2,
     6.700% 11/15/22                                     75               79
   Series 1991-C,
     6.600% 11/15/23                                  1,460            1,547
   Series 1992-B,
     6.700% 11/15/12                                  2,215            2,377
   Series 1993-B,
     5.650% 05/15/06                                    550              574
   Series 1993-B,
     6.200% 05/15/12                                  5,000            5,239
   Series C1,
     6.350% 05/15/17                                  1,060            1,106
   Series D-2,
     5.600% 11/15/21                                  1,000            1,012
                                                                    --------
                                                                      13,337
                                                                    --------

OTHER - 2.4%
REFUNDED/ESCROWED (b)
 PR Commonwealth of Puerto Rico,
   Series 1994,
     6.500% 07/01/23                                  1,500            1,667
 State Health & Educational
   Facilities Authority:
   Lutheran General Health Care System,
   Series 1989,
     7.250% 07/01/04                                    120              129
   New Britain Hospital, Series 1991-A,
     7.750% 07/01/22                                    200              223
   Stamford, Series 1995,
     5.250% 03/15/14                                    590              621
   Trinity College, Series C,
     6.000% 07/01/12                                  1,000            1,069
   The William W. Backus Hospital, Series C,
   6.000% 07/01/12                                      250              266
                                                                    --------
                                                                       3,975
                                                                    --------

OTHER REVENUE - 2.0%
INDUSTRIAL - 1.4%
State Development Authority,
   Pfizer, Inc. Project,
   Series 1994,
     7.000% 07/01/25                                  2,000            2,251
                                                                    --------

PAPER PRODUCTS - 0.6%
Sprague, International Paper Co. Project,
   Series A, 5.700% 10/01/21                          1,000          $   988
                                                                    --------

RESOURCE RECOVERY - 3.6%
DISPOSAL - 1.8%
 State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06                                  1,250            1,419
State Disposal Facility,
   Netco Waterbury Ltd.,
   Series 1995,
     9.375% 06/01/16                                  1,400            1,608
                                                                    --------
                                                                       3,027
                                                                    --------

RESOURCE RECOVERY - 1.8%
 Bristol Resource Recovery Facility
   Operation Committee,
   Ogden Martin Systems, Inc., Series 1995,
     6.500% 07/01/14                                  1,500            1,607
State Resource Recovery Authority,
   American Re-Fuel Co., Series 1992-A,
     6.450% 11/15/22                                  1,425            1,432
                                                                    --------
                                                                       3,039
                                                                    --------

TAX-BACKED - 46.2%
LOCAL GENERAL OBLIGATIONS - 20.9%
 Bethel,
     6.500% 02/15/09                                  1,220            1,373
 Bridgeport:
   Series 1996-A,
     6.500% 09/01/08 (a)                              3,000            3,377
   Series A,
     6.250% 03/01/12                                  2,465            2,735
 Danbury:
   Series 1992,
     5.625% 08/15/11                                    690              730
   Series 1994:
     4.500% 02/01/12                                  1,280            1,220
     4.500% 02/01/13                                  1,280            1,212
 East Haddam, Series 1991,
     6.300% 06/15/09                                    260              276
 Farmington, Series 1993:
     5.700% 01/15/12                                    590              627
     5.700% 01/15/13                                    570              606
 Granby, Series 1993:
     6.500% 04/01/09                                    200              227
     6.550% 04/01/10                                    175              201

INVESTMENT PORTFOLIO CONTINUED
July 31, 1999 (Unaudited)
(In thousands)

                                                   PAR             VALUE
-------------------------------------------------------------------------
 Griswold Series 1992,
     6.000% 04/15/09                             $   410          $   435
 Hamden Series 1992:
     6.000% 10/01/11                                 425              452
     6.000% 10/01/12                                 425              451
 Hartford County Metropolitan District:
     5.625% 02/01/11                                 600              631
     5.625% 02/01/12                                 600              631
     5.625% 02/01/13                                 600              632
   Series 1991,
     6.200% 11/15/10                                 220              247
   Series 1993:
     5.200% 12/01/12                                 600              611
     5.200% 12/01/13                                 500              508
 Montville, Series 1993,
     6.300% 03/01/12                                 335              373
 New Britain:
   Series 1992,
     6.000% 02/01/08                                 400              434
   Series 1993-A,
     6.000% 10/01/12                               2,000            2,179
   Series 1993-B,
     6.000% 03/01/12                               1,000            1,087
 North Branford:
     6.200% 02/15/11                                 195              204
     6.200% 02/15/12                                 225              236
 Norwich, Series 1994:
     5.750% 09/15/13                                 875              910
     5.750% 09/15/14                                 870              902
 Plainfield, Series 1992,
     6.375% 08/01/11                                 500              536
 Somers:
     6.250% 01/15/08                                 270              283
     6.000% 01/15/11                                 125              130
 South Windsor, Series 1992,
     6.200% 09/01/10                                 495              526
 Stamford:
   Series 1992,
     6.125% 11/01/11                               1,050            1,132
   Series 1995,
     5.250% 03/15/14                               2,160            2,172
   Series 1998,
     5.250% 07/15/13                               1,500            1,526
 State Regional School District:
   No. 14, Series 1991,
   6.100% 12/15/06                               $   285          $   312
   No. 5, Series 1992,
     6.300% 03/01/10                                 400              429
   Series 1993,
     5.600% 02/15/12                                 150              155
 Torrington, Series 1992,
     6.400% 05/15/10                                 750              801
 Town of Darien, Series 1999,
     4.500% 08/01/18                                 500              448
 Vernon, Series 1988,
     7.100% 10/15/03                                 250              277
 Waterbury, Series 1993,
     5.375% 04/15/08                                 750              767
 West Haven, Series 1993-B,
     5.400% 06/01/10                                 705              741
Westbrook, Series 1992:
     6.300% 03/15/12                                 265              296
     6.400% 03/15/09                                 630              705
                                                                  -------
                                                                   34,743
                                                                  -------

SPECIAL NON-PROPERTY TAX - 7.5%
 PR Commonwealth of Puerto Rico:
   Highway & Transportation Authority,
   Series W,
     5.500% 07/01/09                               1,110            1,175
   Building Authority, Series B,
     5.000% 07/01/13                               1,000              992
 State:
   Series 1992-B
     6.125% 09/01/12                               5,500            6,022
   Series 1996-B,
     6.000% 10/01/06                               1,000            1,088
   Series 1996-C,
     6.000% 10/01/06                               2,000            2,175
State,
   Transportation Infrastructure,
   Series 1994-B,
     6.000% 10/01/09                               1,000            1,084
                                                                  -------
                                                                   12,536
                                                                  -------

SPECIAL PROPERTY TAX - 0.7%
 State Special Assessment,
   Second Injury Fund,
Series 1996-A,
   6.000% 01/01/06                                 1,100            1,188
                                                                  -------

INVESTMENT PORTFOLIO CONTINUED
July 31, 1999 (Unaudited)
(In thousands)

MUNICIPAL BONDS - (continued)                        PAR             VALUE
----------------------------------------------------------------------------
TAX-BACKED - (continued)
STATE APPROPRIATED - 6.1%
 PR Commonwealth of Puerto Rico
   Public Buildings Authority,
   Series 1993-M,
     5.700% 07/01/16                              $  3,300          $  3,381
 State Certificates of Participation,
   Middletown Courthouse Project:
     6.250% 12/15/09                                 1,685             1,802
     6.250% 12/15/10                                   750               802
     6.250% 12/15/12                                   100               107
     6.250% 12/15/13                                   850               909
 State Development Authority,
   Series 1993-A,
     5.250% 11/15/11                                   750               762
State Health & Educational
   Facilites Authority,
   American Health Foundation/Windsor
   Project,
     7.125% 11/01/24                                 2,000             2,281
                                                                    --------
                                                                      10,044
                                                                    --------

STATE GENERAL OBLIGATIONS - 11.0%
 PR Commonwealth of Puerto Rico:
   Aqueduct & Sewer Authority,
   Series 1995,
     6.000% 07/01/07                                 2,750             3,007
   Highway & Transportation Authority,
   Series X,
     5.500% 07/01/13                                 3,000             3,140
 State Government:
   Series A,
     6.250% 05/15/06                                 1,000             1,101
   Series 1990-B,
     (c) 11/15/10                                    1,450               818
   Series 1993-A,
     5.600% 11/15/10                                 1,000             1,047
   Series 1993-B,
     5.400% 09/15/09                                 3,000             3,145
   Series 1995-B,
     5.375% 10/01/15                                 5,000             5,071
   Series 1998-C,
   4.500% 10/15/16                                   1,000               907
                                                                    --------
                                                                      18,236
                                                                    --------

UTILITY - 8.1%
INVESTOR OWNED - 0.6%
State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993-B,
     5.950% 09/01/28                                 1,000               984
                                                                    --------

JOINT POWER AUTHORITY - 0.6%
State Municipal Electric Energy
   Cooperative, Series 1996-A,
     5.000% 01/01/09                              $  1,040          $  1,051
                                                                    --------

MUNICIPAL ELECTRIC - 0.8%
PR Puerto Rico Electric Power Authority,
   Series 1998-EE,
     4.500% 07/01/18                                 1,500             1,348
                                                                    --------

WATER & SEWER - 6.1%
 South Central Regional Water Authority,
   Series 11,
     5.750% 08/01/12                                 2,000             2,069
 State Clean Water Fund:
   Series 1991,
     7.000% 01/01/11                                 1,850             1,960
   Series 1992
     6.125% 02/01/12                                 3,730             3,971
   Series 1993,
     5.875% 04/01/09                                 1,000             1,082
   Series 1999,
     5.125% 09/01/15                                 1,000               994
                                                                    --------
                                                                      10,076
                                                                    --------

TOTAL MUNICIPAL BONDS
(cost of $154,551)(d)                                                162,512
                                                                    --------

SHORT-TERM OBLIGATIONS - 0.9%
VARIABLE SERIES DEMAND NOTES (e)
 AZ Pinal County Industrial Development
   Authority, Newmont Mining Corp.,
   Series 1948-A, 3.500% 12/01/09                      100               100
 CA Irvine Ranch Water District,
     3.300% 01/01/21                                   100               100
 FL Pinellas County Health Facilities,
   Authority, Series 1985,
     3.500% 12/01/15                                   100               100
 ID Health Facilities Authority,
   St. Lukes Regional Medical Facility,
   Series 1995,
     3.400% 05/01/22                                   800               800
 IL Development Finance Authority,
   Council For Jewish Elderly,
   Series 1995,
     3.150% 03/01/15                                   100               100
 IL Educational Facilities Authority,
     3.100% 12/01/25                                   130               130

INVESTMENT PORTFOLIO CONTINUED
July 31, 1999 (Unaudited)
(In thousands)

                                                PAR                VALUE
-------------------------------------------------------------------------
 NY City Municipal Water
     Finance Authority,
     Series 1995-A,
     3.500% 06/15/25                          $    100          $    100
NY Long Island Power Authority,
   Sub-Series 1998-5,
   3.400% 05/01/33                                 100               100
                                                                --------
TOTAL SHORT-TERM OBLIGATIONS                                       1,530
                                                                --------
Other Assets & Liabilities, Net 1.3%                               2,209
                                                                --------
Net Assets - 100%                                               $166,251
                                                                ========



NOTES TO INVESTMENT PORTFOLIO:

(a) These securities, or a portion thereof, with a total market value of $10,087 are being used to collateralize open futures contracts.

(b) The fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(c) Zero coupon bond.

(d) Cost for federal income tax purposes is the same.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1999.

Long futures contracts open at July 31, 1999:

                        PAR VALUE                                UNREALIZED
                         COVERED            EXPIRATION          APPRECIATION
     TYPE             BY CONTRACTS             MONTH             AT 07/31/99
     ----             ------------             -----             -----------
Treasury Bond             7,200              September               $10



      Acronym                            Name
       IFRN                  Inverse Floating Rate Note
       ----                  --------------------------




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1999 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $154,551)                             $ 162,512
Short-term obligations                                               1,530
                                                                 ---------
                                                                   164,042
Receivable for:
     Interest                                $   2,121
     Fund shares sold                              415
     Expense reimbursement
      due from Advisor                               7
Other                                               99               2,642
                                             ---------           ---------
      Total Assets                                                 166,684

Liabilities
Payable for:
     Distributions                                 220
     Fund shares repurchased                       103
     Variation margin on futures                    16
Accrued:
     Deferred Trustees fees                          5
Other                                               89
                                             ---------
      Total Liabilities                                                433
                                                                 ---------

Net Assets                                                       $ 166,251
                                                                 =========
Class A
Net asset value & redemption
     price per share ($78,484/10,302)                            $    7.62(a)
                                                                 =========
Maximum offering price per share
     ($7.62/0.9525)                                              $    8.00(b)
                                                                 =========
Class B
Net asset value & offering price
     per share ($84,865/11,140)                                  $    7.62(a)
                                                                 =========
Class C
Net asset value & offering price
     per share ($2,902/381)                                      $    7.62(a)
                                                                 ---------

Composition of Net Assets
Capital paid in                                                  $ 163,443
Overdistributed net investment income                                 (174)
Accumulated net realized loss                                       (4,989)
Net unrealized appreciation on:
     Investments                                                     7,961
     Open future contracts                                              10
                                                                 ---------
                                                                 $ 166,251
                                                                 =========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 1999 (Unaudited)
(In thousands)

Investment Income
Interest                                                               $ 4,642

Expenses
Management fee                                      $   424
Service fee                                             154
Distribution fee -- Class B                             325
Distribution fee -- Class C                               8
Transfer agent fee                                      126
Bookkeeping fee                                          34
Trustees fee                                              7
Audit fee                                                10
Legal fee                                                 4
Custodian fee                                             1
Registration fee                                          7
Reports to shareholders                                   4
Other                                                     9
                                                     ------
Total expenses                                        1,113
Fees waived by the Advisor                             (118)
Fees waived by the Distributor --
  Class C                                                (3)        992
                                                     ------      ------
   Net Investment Income                                          3,650
                                                                 ------

Net Realized & Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain on:
     Investments                                         43
     Closed futures contracts                            59
                                                     ------
     Net Realized Gain                                              102
Net change in unrealized appreciation/depreciation
  during the period on:
     Investments                                     (7,278)
     Open futures contracts                              10
                                                    -------
Net Change in Unrealized
  Appreciation/Depreciation                                      (7,268)
                                                                -------
     Net Loss                                                    (7,166)
                                                                -------
DECREASE IN NET ASSETS FROM OPERATIONS                          $(3,516)
                                                                =======



10   See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                                            (UNAUDITED)
                                                          SIX MONTHS ENDED    YEAR ENDED
                                                              JULY 31,        JANUARY 31,
                                                               1999             1999
-----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income                                      $   3,650        $   7,141
Net realized gain                                                102              699
Net change in unrealized appreciation/depreciation            (7,268)           1,933
                                                           ---------        ---------
     Net Increase (Decrease) from Operations                  (3,516)           9,773
                                                           ---------        ---------
Distributions:
From net investment income -- Class A                         (1,877)          (3,771)
In excess of net investment income -- Class A                     --             (110)
From net investment income -- Class B                         (1,691)          (3,337)
In excess of net investment income -- Class B                     --              (97)
From net investment income -- Class C                            (45)             (33)
In excess of net investment income -- Class C                     --               (1)
                                                           ---------        ---------
                                                              (7,129)           2,424
                                                           ---------        ---------
Fund Share Transactions:
Receipts for shares sold -- Class A                            2,882            9,765
Value of distributions reinvested -- Class A                   1,097            2,342
Cost of shares repurchased -- Class A                         (5,257)         (10,158)
                                                           ---------        ---------
                                                              (1,278)           1,949
                                                           ---------        ---------
Receipts for shares sold -- Class B                            7,198           12,745
Value of distributions reinvested -- Class B                   1,039            2,189
Cost of shares repurchased -- Class B                         (7,672)         (12,593)
                                                           ---------        ---------
                                                                 565            2,341
                                                           ---------        ---------
Receipts for shares sold -- Class C                            1,970              841
Value of distributions reinvested -- Class C                      29               21
Cost of shares repurchased -- Class C                           (342)             (25)
                                                           ---------        ---------
                                                               1,657              837
                                                           ---------        ---------
Net Increase from Fund
     Share Transactions                                          944            5,127
                                                           ---------        ---------
          Total Increase (Decrease)                           (6,185)           7,551
Net Assets
Beginning of period                                          172,436          164,885
                                                           ---------        ---------
End of period (net of overdistributed net investment
      income of $174 and $211, respectively)               $ 166,251        $ 172,436
                                                           =========        =========

Number of Fund Shares
Sold -- Class A                                                  371            1,246
Issued for distributions reinvested -- Class A                   141              299
Repurchased -- Class A                                          (676)          (1,299)
                                                           ---------        ---------
                                                                (164)             246
                                                           ---------        ---------
Sold -- Class B                                                  924            1,625
Issued for distributions reinvested -- Class B                   134              280
Repurchased -- Class B                                          (986)          (1,610)
                                                           ---------        ---------
                                                                  72              295
                                                           ---------        ---------
Sold -- Class C                                                  253              107
Issued for distributions reinvested -- Class C                     4                3
Repurchased -- Class C                                           (44)              (3)
                                                           ---------        ---------
                                                                 213              107
                                                           ---------        ---------

See notes to financial statements                                             11

NOTES TO FINANCIAL STATEMENTS
July 31, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Connecticut Tax Exempt Fund (the Fund), a series of Liberty Funds Trust V (formerly Colonial Trust V), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended. Note 2. Accounting Policies

ORGANIZATION:

The Fund is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income and total return, as is consistent with prudent risk, by investing primarily in corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTES TO FINANCIAL STATEMENTS CONTINUED
July 31, 1999 (unaudited)


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the Advisor), is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

         AVERAGE NET ASSETS            ANNUAL FEE RATE
         ------------------            ---------------
          First $2 billion                  0.50%
          Over $2 billion                   0.45%

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor) a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $12,001 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $96,967 and $1,853 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares and Class C shares. The Distributor has agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

    VALUATION OF SHARES
OUTSTANDING ON THE 20TH OF
EACH MONTH WHICH WERE ISSUED                    ANNUAL FEE RATE
----------------------------                    ---------------
Prior to November 30, 1994                           0.10%
On or after December 1, 1994                         0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custodian fees were reduced by balance credits of $1,185 applied during the year ended July 31, 1999. The Fund could have reinvested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended July 31, 1999, purchases and sales of investments, other than short-term obligations, were $5,905,419, and $2,295,345, respectively.

Unrealized appreciation (depreciation) at July 31, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation           $ 8,974,211
Gross unrealized depreciation            (1,013,419)
                                        -----------
   Net unrealized appreciation          $ 7,960,792
                                        ===========



CAPITAL LOSS CARRYFORWARDS:

At January 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

          YEAR OF                        CAPITAL LOSS
         EXPIRATION                      CARRYFORWARD
           2003                           $  554,000
           2004                            2,209,000
                                          ----------
                                          $2,763,000
                                          ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

NOTES TO FINANCIAL STATEMENTS CONTINUED
July 31, 1999 (Unaudited)


OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1999.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                                     (UNAUDITED)
                                                                                              SIX MONTHS ENDED JULY 31, 1999
                                                                                             CLASS A    CLASS B     CLASS C
Net Asset Value, Beginning of Period                                                    $    7.950     $ 7.950      $ 7.950
                                                                                        ----------     -------      -------
Income From Investment Operations:
Net investment income (a)                                                                    0.183       0.154        0.166(b)
Net realized and unrealized loss                                                            (0.332)     (0.332)      (0.332)
                                                                                        ----------     -------      -------
    Total from Investment Operations                                                        (0.149)     (0.178)      (0.166)
                                                                                        ----------     -------      -------
Less Distributions Declared to Shareholders:
From net investment income                                                                  (0.181)     (0.152)      (0.164)
                                                                                        ----------     -------      -------
Net Asset Value, End of Period                                                          $    7.620     $ 7.620      $ 7.620
                                                                                        ==========     =======      =======
Total return (c)(d)(e)                                                                       (1.89)%     (2.25)%      (2.11)%
                                                                                        ==========     =======      =======
Ratios to Average Net Assets
Expenses (f)(g)                                                                              0.78%        1.53%        1.23%(b)
Net investment income (f)(g)                                                                 4.70%        3.95%        4.25%(b)
Fees and expenses waived or borne by the Advisor (f)(g)                                      0.14%        0.14%        0.14%
Portfolio turnover (e)                                                                          1%           1%           1%
Net assets at end of period (000)                                                        $ 78,484     $ 84,865      $ 2,902
(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:         $   0.005     $  0.005      $ 0.005

(b) Net of fees waived by the Distributor which amounted to $ 0.012 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)  Annualized.

FINANCIAL HIGHLIGHTS CONTINUED

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                                YEAR ENDED JANUARY 31, 1999
                                                                                  ------------------------------------------------
                                                                                       CLASS A           CLASS B          CLASS C
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $     7.830      $     7.830      $     7.830
                                                                                  -----------      -----------      -----------
Income From Investment Operations:
Net investment income (a)                                                               0.369            0.308            0.333(b)
Net realized and unrealized gain                                                        0.129            0.129            0.129
                                                                                  -----------      -----------      -----------
    Total from Investment Operations                                                    0.498            0.437            0.462
                                                                                  -----------      -----------      -----------
Less Distributions Declared to Shareholders:
From net investment income                                                             (0.368)          (0.309)          (0.333)
In excess of net investment income                                                     (0.010)          (0.008)          (0.009)
                                                                                  -----------      -----------      -----------
Total Distributions Declared to Shareholders                                           (0.378)          (0.317)          (0.342)
                                                                                  -----------      -----------      -----------
Net Asset Value, End of Period                                                    $     7.950      $     7.950      $     7.950
                                                                                  ===========      ===========      ===========
Total return(c)(d)                                                                       6.54%            5.73%            6.05%
                                                                                  ===========      ===========      ===========
Ratios to Average Net Assets
Expenses (e)                                                                             0.77%            1.52%            1.22%(b)
Net investment income (e)                                                                4.69%            3.94%            4.24%(b)
Fees and expenses waived or borne by the Advisor (e)                                     0.14%            0.14%            0.14%
Portfolio turnover                                                                          6%               6%               6%
Net assets at end of period (000)                                                 $    83,156      $    87,947      $     1,333
(a) Net of fees and expenses waived or borne by the Advisor which amounted to:    $     0.011      $     0.011      $     0.011


(b) Net of fees waived by the Distributor which amounted to $ 0.024 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS CONTINUED

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                   YEAR ENDED JANUARY 31
                                                           ------------------------------------------------------------------
                                                                           1998                                 1997
                                                           -------------------------------------       ----------------------
                                                            CLASS A      CLASS B     CLASS C(b)         CLASS A       CLASS B
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $  7.490     $  7.490     $ 7.710           $  7.630     $  7.630
                                                           --------     --------     -------           --------     --------
Income From Investment Operations:
Net investment income (a)                                     0.385        0.328       0.173(c)           0.393        0.338
Net realized and unrealized gain (loss)                       0.344        0.344       0.124             (0.141)      (0.141)
                                                              -----        -----       -----             ------       ------
  Total from Investment Operations                            0.729        0.672       0.297              0.252        0.197
                                                              -----        -----       -----              -----        -----
Less Distributions Declared to Shareholders:
From net investment income                                   (0.386)      (0.330)     (0.177)            (0.392)      (0.337)
In excess of net investment income                           (0.003)      (0.002)         --                 --           --
                                                             ------       ------
Total Distributions Declared to Shareholders                 (0.389)      (0.332)     (0.177)            (0.392)      (0.337)
                                                             ------       ------      ------             ------       ------
Net Asset Value, End of Period                             $  7.830     $  7.830     $ 7.830           $  7.490     $  7.490
                                                           --------     --------     -------           --------     --------
Total return (d)(e)                                          10.00%        9.19%       3.90%(f)           3.48%        2.71%
                                                           ========     ========     =======           ========     ========
Ratios to Average Net Assets
Expenses (g)                                                  0.62%        1.37%       1.09%(c)(h)        0.59%        1.34%
Net investment income (g)                                     5.04%        4.29%       4.48%(c)(h)        5.28%        4.53%
Fees and expenses waived or borne by the Advisor (g)          0.29%        0.29%       0.28%(h)           0.31%        0.31%
Portfolio turnover                                              12%          12%         12%                21%          21%
Net assets at end of period (000)                          $80,035      $84,370      $  480           $ 74,059     $ 81,437
(a)  Net of fees and expenses waived or borne
   by the Advisor which amounted to:                       $ 0.022      $  0.022     $ 0.021           $  0.023     $  0.023


(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)  Annualized.

FINANCIAL HIGHLIGHTS CONTINUED

Selected data for a share of each class
outstanding throughout each period are as follows:

                                                                                                 YEAR ENDED JANUARY 31
                                                                                  -------------------------------------------------
                                                                                           1996                         1995
                                                                                  ------------------------      -------------------
                                                                                   CLASS A       CLASS B         CLASS A    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $ 7.080        $ 7.080        $ 7.890    $ 7.890
                                                                                  -------        -------        -------    -------
Income From Investment Operations:
Net investment income (a)                                                           0.400          0.345          0.418      0.363
Net realized and unrealized gain (loss)                                             0.552          0.552         (0.809)    (0.809)
                                                                                    -----          -----         ------     ------
    Total from Investment Operations                                                0.952          0.897         (0.391)    (0.446)
                                                                                    -----          -----         ------     ------
Less Distributions Declared to Shareholders:
From net investment income                                                         (0.402)        (0.347)        (0.418)    (0.363)
                                                                                   ------         ------         ------     ------
In excess of net investment income                                                     --             --         (0.001)    (0.001)
                                                                                   ------         ------         ------     ------
Total Distributions Declared to Shareholders                                       (0.402)        (0.347)        (0.419)    (0.364)
                                                                                   ------         ------         ------     ------
Net Asset Value, End of Period                                                    $7.630         $ 7.630        $ 7.080    $ 7.080
                                                                                   ======         ======         ======     ======
Total return (b)(c)                                                                13.77%          12.93%         (4.85)%    (5.57)%
                                                                                   ======         ======         ======     ======
Ratios to Average Net Assets
Expenses                                                                            0.51%(d)        1.25%(d)       0.32%      1.07%
Net investment income                                                               5.42%(d)        4.68%(d)       5.81%      5.06%
Fees and expenses waived or borne by the Advisor                                    0.42%(d)        0.42%(d)       0.55%      0.55%
Portfolio turnover                                                                    13%             13%            22%        22%
Net assets at end of period (000)                                                 $80,039        $82,785        $74,616    $73,580
(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:   $ 0.031        $ 0.031        $ 0.039    $ 0.039


(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.

                      This page left intentionally blank.

                      This page left intentionally blank.

                   TRUSTEES & TRANSFER AGENT

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)


WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

CHOOSE LIBERTY

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS. (SM)

[COLONIAL MANAGEMENT ASSOCIATES, INC. LOGO]
Colonial has long been a recognized leader in fixed-income investing. In addition, Colonial has distinguished itself with both a traditional value and a more contemporary approach to equity investing.

[CRABBE HUSON LOGO]
Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality, out-of-favor companies. This risk-averse strategy capitalizes on the potential of these companies to regain market popularity.

[LIBERTY ASSET MANAGEMENT COMPANY LOGO]
LAMCO brings institutional money management to individual investors through a disciplined multi-manager investment process that seeks to deliver consistent long-term returns.

[NEWPORT FUND MANAGEMENT LOGO]
A leader in Asian investing(TM), Newport has an unparalleled knowledge of Asian economies, business and culture.

[STEIN ROE & FARNHAM INVESTMENT MANAGEMENT LOGO]
Stein Roe's growth management style emphasizes companies with the ability to create, maintain and grow earnings in different market environments.

             BOSTON - CHICAGO - NEW YORK - PORTLAND - SAN FRANCISCO

That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with over $62.7 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

COLONIAL CONNECTICUT TAX-EXEMPT FUND SEMIANNUAL REPORT

[LIBERTY FUNDS LOGO]
ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (c) 1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

                                                                     BULK RATE
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   Holliston, MA
                                                                   PERMIT NO. 20

                                                  CT-03/563H-0899 (9/99) 99/1106